Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Allowance for doubtful accounts
Balance at beginning of the year	¥ (71,671)	¥ (1,770)
Additions	(324,270)	(72,608)
Reversals		868
Write-offs	79,395	1,839
Balance at end of the year	¥ (316,546)	(71,671)
Accounts receivable, net		2,436,256	$ 1,467,826	¥ 9,508,284
Allowance for doubtful accounts of finance business		64,228		297,913
Online direct sales and online marketplace receivables
Accounts receivable
Accounts receivable, gross		2,043,243		8,939,054
Online payment processing transactions receivables
Accounts receivable
Accounts receivable, gross		182,412		385,547
Advertising receivables
Accounts receivable
Accounts receivable, gross		62,705		121,170
Others
Accounts receivable
Accounts receivable, gross		¥ 219,567		¥ 379,059